Summary of Significant Accounting Policies - Summary of Revisions to Previously issued Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative	$ 6,037		$ 15,410	$ 8,805	$ 15,168	$ 17,588	$ 32,998	$ 49,346	$ 41,727
Total operating expenses	10,501		22,947	17,623	23,119	36,258	59,205	80,262	106,987
Loss from operations	(12,089)		(18,876)	(20,520)	(24,010)	(41,970)	(60,846)	(82,347)	(133,254)
Interest expense			(3,560)				(12,920)
Loss on debt extinguishment			(7,525)				(7,525)	(4,904)	(19,450)
Loss before provision for income taxes	(13,667)		(23,125)	(176)	(39,070)	(28,486)	(51,611)	(73,317)	(135,139)
Net loss	$ (13,756)		$ (23,125)	$ (172)	$ (39,167)	$ (28,486)	$ (51,611)	$ (73,297)	$ (135,139)
Net loss per share:
Basic	$ (0.98)		$ (37.54)	$ (0.30)	$ (2.85)	$ (53.31)	$ (91.82)	$ (86.51)	$ (359.49)
Diluted	$ (0.98)		$ (37.54)	$ (0.30)	$ (2.85)	$ (53.31)	$ (91.82)	$ (86.51)	$ (359.49)
Total comprehensive loss	$ (13,756)		$ (23,123)	$ (130)	$ (39,167)	$ (28,392)	$ (51,515)	$ (73,201)	$ (134,398)
Research and development	2,845			4,545	5,120	9,588		17,108	42,031
Selling and marketing	$ 1,619			$ 4,273	$ 2,831	$ 9,082		$ 13,808	$ 23,229
Previously Reported [Member]
General and administrative			15,279				32,867
Total operating expenses			22,816				59,074
Loss from operations			(18,745)				(60,715)
Interest expense			(10,949)				(20,309)
Loss on debt extinguishment
Loss before provision for income taxes			(22,858)				(51,344)
Net loss			$ (22,858)				$ (51,344)
Net loss per share:
Basic			$ (37.11)				$ (91.35)
Diluted			$ (37.11)				$ (91.35)
Total comprehensive loss			$ (22,856)				$ (51,248)
Research and development		$ 1,212
Selling and marketing		2,275
Revision of Prior Period, Reclassification, Adjustment [Member]
General and administrative			131				131
Total operating expenses			131				131
Loss from operations			131				131
Interest expense			7,389				7,389
Loss on debt extinguishment			(7,525)				(7,525)
Loss before provision for income taxes			(267)				(267)
Net loss			$ (267)				$ (267)
Net loss per share:
Basic			$ (0.43)				$ (0.47)
Diluted			$ (0.43)				$ (0.47)
Total comprehensive loss			$ (267)				$ (267)
Research and development		1,063
Selling and marketing		(1,063)
Revised [Member]
Net loss per share:
Research and development		2,275
Selling and marketing		$ 1,212